UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 88.52%

Agricultural Chemicals - 2.00%
850	CF Industries Holdings, Inc.	$ 204,451

Air Transportation, Scheduled - 1.81%
4,300	American Airlines Group, Inc. *	184,728

Bottled & Canned Soft Drinks - 1.25%
1,400	Monster Beverage Corp. *	99,442
1,500	National Beverage Corp. *	28,380
		127,822
Communication Services, NEC - 1.62%
18,500	RRSat Global Communications Network Ltd. (Israel)	165,575

Computer & Office Equipment - 2.24%
6,800	Hewlett-Packard Co.	229,024

Concrete, Gypsum & Plaster Products - 0.51%
2,000	Monarch Cement Co.	52,400

Cookies & Crackers - 0.74%
800	J&J Snack Food Corp.	75,296

Drilling Oil & Gas Wells - 1.64%
5,000	Noble Corp.	167,800

Engines & Turbines - 2.11%
1,400	Cummins, Inc.	216,006

Finance Lessors - 0.45%
1,000	CIT Group, Inc.	45,760

Fire, Marine & Casualty Insurance - 6.13%
1,800	ACE Ltd. (Switzerland)	186,660
325	Fairfax Financial Holdings Ltd. (Canada) *	153,563
2,200	Montpelier RE Holdings Ltd. (Bermuda)	70,290
2,200	Safety Insurance Group, Inc.	113,036
1,100	Travelers Co., Inc.	103,477
		627,026
Hospital & Medical Service Plans - 1.61%
2,200	Wellcare Health Plans, Inc. *	164,252

Household Audio & Video Equipment - 1.34%
18,900	Skullcandy, Inc. *	137,025

Industrial Inorganic Chemicals - 1.05%
4,000	Tronox, Ltd. Class A F	107,600

Industrial Instruments For Measurement - 0.64%
1,700	Cognex Corp. *	65,280

Investment Advise - 2.94%
1,800	Franklin Resources, Inc.	104,112
3,500	Legg Mason, Inc.	179,585
1,000	Manning & Napier, Inc. Class A *	17,260
		300,957
Leather & Leather Products - 1.50%
7,000	Vera Bradley, Inc. *	153,090

Meat Packing Plants - 1.62%
55	Seaboard Corp. *	166,115

Miscellaneous Manufacturing Industries - 1.29%
3,000	Hillenbrand, Inc.	97,860
1,100	Oil-Dri Corp. of America	33,627
		131,487
Miscellaneous Transportation Equipment - 0.46%
1,200	Arctic Cat, Inc.	47,304

Motor Vehicle Parts & Accessories - 3.02%
800	Delphi Automotive PLC	54,992
4,800	Fuel Systems Solutions, Inc. *	53,472
3,100	Strattec Security Corp.	199,919
		308,383
Motor Vehicles & Passenger Car Bodies - 2.78%
2,380	Toyota Motor Corp. ADR (Japan) *	284,791

National Commercial Banks - 3.40%
1,500	Citigroup, Inc.	70,650
3,800	JPMorgan Chase & Co.	218,956
1,100	Wells Fargo & Co.	57,816
		347,422
Oil & Natural Gas - 4.30%
1,400	Marathon Petroleum Corp.	109,298
2,050	Phillips 66	164,881
3,300	Valero Energy Corp.	165,330
		439,509
Plastic Products - 0.13%
1,000	Core Molding Technologies, Inc. *	13,000

Primary Production of Aluminum - 0.86%
1,200	Kaiser Aluminum Corp.	87,444

Private Equity Firm - 0.54%
4,300	MVC Capital, Inc.	55,685

Railroad Equipment - 0.80%
1,200	American Railcar Industries, Inc.	81,324

Retail-Auto Dealers & Gasoline Stations - 2.70%
2,966	CST Brands, Inc. *	102,327
16,900	West Marine, Inc. *	173,394
		275,721
Retail-Drug Stores & Products - 0.42%
6,000	Rite Aid Corp.	43,020

Retail-Eating Places - 3.87%
4,100	Nathans Famous, Inc. *	222,179
22,900	Ruby Tuesday, Inc. *	173,811
		395,990
Retail-Family Clothing Stores - 1.20%
10,900	American Eagle Outfitters, Inc.	122,298

Retail-Grocery Stores - 2.86%
11,200	Village Super Market, Inc. Class-A	264,656
600	Weis Markets, Inc.	27,438
		292,094
Retail-Miscellaneous Shopping - 2.88%
26,000	Office Depot, Inc. *	147,940
13,500	Staples, Inc.	146,340
		294,280
Retail-Home Funiture, Furnishings & Equipment Stores - 1.35%
2,400	Bed Bath & Beyond, Inc. *	137,712

Rolling Drawing & Extruding of Nonferrous Metals - 0.52%
2,000	RTI International Metals, Inc. *	53,180

Savings Institution, Federally Chartered - 2.58%
3,900	People's United Financial, Inc.	59,163
9,800	Territorial Bancorp, Inc.	204,624
		263,787
Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.18%
300	Garmin Ltd. (Switzerland)	18,270

Security Brokers, Dealers & Flotation Companies - 5.51%
2,200	Gamco Investors, Inc.	182,710
11,315	Gleacher & Co., Inc. *	118,921
11,100	JMP Group, Inc.	84,027
5,500	Morgan Stanley	177,815
		563,473
Services-Amusement & Recreation Services - 0.74%
55,200	Dover Downs Gaming & Entertainment, Inc. *	75,624

Services-Equipment Rental & Leasing - 5.37%
12,000	AerCap Holdings N.V. (Netherlands) *	549,600

Services-Medical Laboratories - 0.69%
1,200	Quest Diagnostics, Inc.	70,428

Services-Prepackaged Software - 1.99%
8,000	Conversant, Inc. *	203,200

Sporting & Athletic Goods, NEC - 0.79%
9,700	Callaway Golf Co.	80,704

State Commercial Banks - 3.72%
4,100	Bank of NY Mellon Corp.	153,668
8,000	Glacier Bancorp, Inc.	227,040
		380,708
Sugar & Confectionery Products - 1.60%
6,200	John B Sanfilipo & Sons, Inc.	164,114

Water Transportation - 0.80%
1,450	Tidewater, Inc.	81,417

TOTAL FOR COMMON STOCKS (Cost $6,019,820) - 88.52%		$ 9,052,176

EXCHANGE TRADED FUNDS - 5.36%
720	ETFS Platinum Trust *	104,134
10,433	Global X Uranium ETF	150,966
2,000	iShares MSCI Turkey Index Fund	111,120
3,000	ProShares Ultrashort 20+ Year Treasury *	182,160

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $628,215) - 5.36%		$ 548,380

PREFERRED STOCK - 0.38%
375	Southern California Edison Co. PFD 5.349% **	38,610

TOTAL PREFERRED STOCK (Cost $37,063) - 0.38%		$ 38,610

REAL ESTATE INVESTMENT TRUST - 3.46%
9,200	Chatham Lodging Trust	201,480
12,100	Franklin Street Properties Corp.	152,218

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $255,550) - 3.46%		$ 353,698

SHORT TERM INVESTMENTS - 3.15%
321,617	Fidelity Institutional Money Market Portfolio 0.09% ** (Cost $321,617)	321,617

TOTAL INVESTMENTS (Cost $7,262,265) - 100.87%		$ 10,314,481

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.87%)		(88,499)

NET ASSETS - 100.00%		$ 10,225,982

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,262,265 amounted to $3,052,216, which consisted of aggregate gross unrealized appreciation of $3,413,550 and aggregate gross unrealized depreciation of $361,334.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,052,176	$0	$0	$9,052,176
Real Estate Investment Trust	$353,698			$353,698
Exchange Traded Funds	$548,380	$0	$0	$548,380
Preferred Stocks	$38,610			$38,610
Cash Equivalents	$321,617	$0	$0	$321,617
Total	$10,314,481	$0	$0	$10,314,481

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 20, 2014